Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Global Multi-Asset Fund
(the "Fund")
Supplement dated March 26, 2024
to the Fund's Class A, Class C, Class I, Class R6, and Class W Shares'
Summary Prospectus and Prospectus,
each dated September 30, 2023, as supplemented
(together, the "Prospectuses")
On March 6, 2024, the Board of Trustees of Voya Equity Trust approved the following changes with respect to the Fund, effective at the close of business on May 1, 2024: (i) changes to the Fund's principal investment strategies; (ii) changing the Fund's name to "Voya Global Income & Growth Fund"; (iii) changing the Fund's primary benchmark index from the "S&P Target Risk® Growth Index" to the "MSCI World Index" and the "Bloomberg Global Aggregate Index"; (iv) changing the Fund's dividend distribution frequency from an annual basis to a monthly basis; (v) changing the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule; and (vi) changes to the portfolio management team. From the open of business on May 1, 2024 through the close of business on May 15, 2024, the Fund will be in a "transition period," during which time the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective at the close of business on May 1, 2024, the Prospectuses are revised as follows:
1.All references to "Voya Global Multi-Asset Fund" are deleted in their entirety and replaced with "Voya Global Income & Growth Fund".
2.All references to the Sub-Adviser investing the assets of the Fund in a combination of Underlying Funds and all references to the Underlying Funds are deleted in their entirety.
3.All references to Lanyon Blair, CFA, CAIA and Barbara Reinhard, CFA as portfolio managers for the Fund are deleted in their entirety.
4.The section of the Prospectuses entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub- adviser (the "Sub-Adviser") believes have potential for income, growth, or both. For purposes of this 80% policy, income-producing investments include any investments or instruments that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. Growth means investments that are expected to generate capital appreciation in excess of the initial investment.
The Fund invests its assets (expressed as a percentage of its net assets) across asset classes as follows (the "Target Allocation"): 33% in high-yield securities (defined below), 33% in convertible securities, and 33% in equity securities and/or written call options. This allocation is a target, and the Fund's allocation could change substantially due to portfolio manager decisions or as the investments' asset values change due to market movements. On an ongoing basis, the actual mix of assets for the Fund may deviate from the Target Allocation. The Fund's Target Allocation may be changed, at any time, by the Sub-Adviser.
The Fund invests in securities of issuers in a number of different countries, including the U.S. The Fund may invest in the securities of issuers located in developing and emerging market countries, including securities of such issuers that are traded on a U.S. stock exchange, and in American Depositary Receipts, when consistent with the Fund's investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Securities may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its exposure to securities denominated in foreign (non-U.S.) currencies.
The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions. Generally, the Fund's investments in debt instruments and convertible securities, at the time of purchase, are rated below investment grade (rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by S&P Global Ratings ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the Sub-Adviser to be of comparable quality (sometimes referred to as "high-yield securities" or "junk bonds"). The Fund may invest in issuers of any market capitalization.
In addition to publicly-traded equity securities, the Fund may invest a significant portion of its assets in private placement securities (including Rule 144A securities). The Fund may also employ a strategy of writing call options on common stocks to seek to enhance the Fund's distributions and reduce overall portfolio risk.
The Fund may invest in synthetic convertible instruments by combining debt instruments with a basket of warrants or options that together produce the economic characteristics similar to a convertible security. Additionally, the Fund may invest in structured notes or equity-linked securities that provide economic exposure similar to a convertible security. Convertible preferred securities, including mandatory and perpetual, may also be used to gain convertible exposure.
From time to time, the Fund may also acquire warrants, options, or equity securities as a result of company restructurings. The Fund may also invest in other derivative instruments, including, but not limited to, foreign currency exchange contracts, options, and stock index futures contracts.
The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the "1940 Act").
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance ("ESG") factors in considering potential investments where the Sub-Adviser believes one or more of those factors might have such an effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer's ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser's evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser's decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
5.The section of the Prospectuses entitled "Principal Risks" is revised to: (i) delete the "Affiliated Underlying Funds," "Credit Default Swaps," "Deflation," "Environmental, Social, and Governance (Funds- of-Funds)," "Floating Rate Loans," "Inflation-Indexed Bonds," "London Inter-Bank Offered Rate," "Mortgage- and/or Asset-Backed Securities," "Natural Resources/Commodity Securities," "Real Estate Companies and Real Estate Investment Trusts," "U.S. Government Securities and Obligations," and "Underlying Funds" risks; and (ii) add the following risks:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk. Synthetic convertible securities may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities.
Covenant-Lite Loans: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered "covenant-lite" loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan's seniority in a borrower's capital structure nor to a lack of the benefit from a legal pledge of the borrower's assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower's performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Fund's ability to execute its investment strategy may be limited.
Environmental, Social, and Governance (Equity): The Sub-Adviser's consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser's assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund's assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Environmental, Social, and Governance (Fixed Income): The Sub-Adviser's consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser's assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund's assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub- Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Equity-Linked Notes: An equity-linked note ("ELN") is an investment whose value is based on the value of a single equity security, basket of equity securities, or an index of equity securities (each, an "underlying equity"). Although ELNs are not a direct investment in the underlying equity, ELNs are subject to the market risk associated with their underlying equity and the price of ELNs may not correlate with the underlying equity. As a result, an investment in an ELN may result in significant losses to the Fund, including its entire principal investment. In addition, ELNs are subject to other risks, including counterparty risk, credit risk, liquidity risk, and market risk.
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer's growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
Option Writing: When the Fund writes a covered call option on a security, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security.
When the Fund writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option's term. While the amount of the Fund's potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited.
Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company's underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund's expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF's shares, which could cause a material decline in the ETF's net asset value.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933 are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets, and often, these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain restricted securities represent investments in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund's other risks.
Structured Notes: Structured notes are investments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices, or other financial indicators (each, a "reference instrument"). Structured notes may entail a greater degree of market risk than other types of debt instruments because the investor also bears the risk of the reference instrument. Structured notes may be more volatile, less liquid, and more difficult to accurately price than less complex securities and other types of debt instruments. In addition, structured notes are subject to other risks, including interest rate risk, credit risk, and liquidity risk.

Voya Global Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Global Multi-Asset Fund
(the "Fund")
Supplement dated March 26, 2024
to the Fund's Class A, Class C, Class I, Class R6, and Class W Shares'
Summary Prospectus and Prospectus,
each dated September 30, 2023, as supplemented
(together, the "Prospectuses")
On March 6, 2024, the Board of Trustees of Voya Equity Trust approved the following changes with respect to the Fund, effective at the close of business on May 1, 2024: (i) changes to the Fund's principal investment strategies; (ii) changing the Fund's name to "Voya Global Income & Growth Fund"; (iii) changing the Fund's primary benchmark index from the "S&P Target Risk® Growth Index" to the "MSCI World Index" and the "Bloomberg Global Aggregate Index"; (iv) changing the Fund's dividend distribution frequency from an annual basis to a monthly basis; (v) changing the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule; and (vi) changes to the portfolio management team. From the open of business on May 1, 2024 through the close of business on May 15, 2024, the Fund will be in a "transition period," during which time the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective at the close of business on May 1, 2024, the Prospectuses are revised as follows:
1.All references to "Voya Global Multi-Asset Fund" are deleted in their entirety and replaced with "Voya Global Income & Growth Fund".
2.All references to the Sub-Adviser investing the assets of the Fund in a combination of Underlying Funds and all references to the Underlying Funds are deleted in their entirety.
3.All references to Lanyon Blair, CFA, CAIA and Barbara Reinhard, CFA as portfolio managers for the Fund are deleted in their entirety.
4.The section of the Prospectuses entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub- adviser (the "Sub-Adviser") believes have potential for income, growth, or both. For purposes of this 80% policy, income-producing investments include any investments or instruments that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. Growth means investments that are expected to generate capital appreciation in excess of the initial investment.
The Fund invests its assets (expressed as a percentage of its net assets) across asset classes as follows (the "Target Allocation"): 33% in high-yield securities (defined below), 33% in convertible securities, and 33% in equity securities and/or written call options. This allocation is a target, and the Fund's allocation could change substantially due to portfolio manager decisions or as the investments' asset values change due to market movements. On an ongoing basis, the actual mix of assets for the Fund may deviate from the Target Allocation. The Fund's Target Allocation may be changed, at any time, by the Sub-Adviser.
The Fund invests in securities of issuers in a number of different countries, including the U.S. The Fund may invest in the securities of issuers located in developing and emerging market countries, including securities of such issuers that are traded on a U.S. stock exchange, and in American Depositary Receipts, when consistent with the Fund's investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Securities may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its exposure to securities denominated in foreign (non-U.S.) currencies.
The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions. Generally, the Fund's investments in debt instruments and convertible securities, at the time of purchase, are rated below investment grade (rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by S&P Global Ratings ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the Sub-Adviser to be of comparable quality (sometimes referred to as "high-yield securities" or "junk bonds"). The Fund may invest in issuers of any market capitalization.
In addition to publicly-traded equity securities, the Fund may invest a significant portion of its assets in private placement securities (including Rule 144A securities). The Fund may also employ a strategy of writing call options on common stocks to seek to enhance the Fund's distributions and reduce overall portfolio risk.
The Fund may invest in synthetic convertible instruments by combining debt instruments with a basket of warrants or options that together produce the economic characteristics similar to a convertible security. Additionally, the Fund may invest in structured notes or equity-linked securities that provide economic exposure similar to a convertible security. Convertible preferred securities, including mandatory and perpetual, may also be used to gain convertible exposure.
From time to time, the Fund may also acquire warrants, options, or equity securities as a result of company restructurings. The Fund may also invest in other derivative instruments, including, but not limited to, foreign currency exchange contracts, options, and stock index futures contracts.
The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the "1940 Act").
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance ("ESG") factors in considering potential investments where the Sub-Adviser believes one or more of those factors might have such an effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer's ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser's evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser's decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
5.The section of the Prospectuses entitled "Principal Risks" is revised to: (i) delete the "Affiliated Underlying Funds," "Credit Default Swaps," "Deflation," "Environmental, Social, and Governance (Funds- of-Funds)," "Floating Rate Loans," "Inflation-Indexed Bonds," "London Inter-Bank Offered Rate," "Mortgage- and/or Asset-Backed Securities," "Natural Resources/Commodity Securities," "Real Estate Companies and Real Estate Investment Trusts," "U.S. Government Securities and Obligations," and "Underlying Funds" risks; and (ii) add the following risks:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk. Synthetic convertible securities may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities.
Covenant-Lite Loans: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered "covenant-lite" loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan's seniority in a borrower's capital structure nor to a lack of the benefit from a legal pledge of the borrower's assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower's performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Fund's ability to execute its investment strategy may be limited.
Environmental, Social, and Governance (Equity): The Sub-Adviser's consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser's assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund's assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Environmental, Social, and Governance (Fixed Income): The Sub-Adviser's consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser's assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund's assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser's assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub- Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Equity-Linked Notes: An equity-linked note ("ELN") is an investment whose value is based on the value of a single equity security, basket of equity securities, or an index of equity securities (each, an "underlying equity"). Although ELNs are not a direct investment in the underlying equity, ELNs are subject to the market risk associated with their underlying equity and the price of ELNs may not correlate with the underlying equity. As a result, an investment in an ELN may result in significant losses to the Fund, including its entire principal investment. In addition, ELNs are subject to other risks, including counterparty risk, credit risk, liquidity risk, and market risk.
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer's growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
Option Writing: When the Fund writes a covered call option on a security, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security.
When the Fund writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option's term. While the amount of the Fund's potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited.
Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company's underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund's expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF's shares, which could cause a material decline in the ETF's net asset value.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933 are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets, and often, these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain restricted securities represent investments in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund's other risks.
Structured Notes: Structured notes are investments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices, or other financial indicators (each, a "reference instrument"). Structured notes may entail a greater degree of market risk than other types of debt instruments because the investor also bears the risk of the reference instrument. Structured notes may be more volatile, less liquid, and more difficult to accurately price than less complex securities and other types of debt instruments. In addition, structured notes are subject to other risks, including interest rate risk, credit risk, and liquidity risk.